Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	4 Months Ended	5 Months Ended		10 Months Ended			12 Months Ended
	Mar. 31, 2014	May 06, 2014	May 29, 2016	May 18, 2014	Oct. 24, 2016	Oct. 24, 2015	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 24, 2013	Feb. 13, 2013	Oct. 31, 2012	Aug. 31, 2012
Related Party Transaction [Line Items]
Restricted cash								$ 7,366,000	$ 6,840,000
Other long-term assets								$ 900,000	1,920,000
Depreciation method								straight line
Scrap value per light weight ton								$ 360
Assumed time charter rates for asset impairment								10- year average historical one year time charter rates
Vessels estimated useful life								25 years
Interest costs capitalized								$ 0	104,000	$ 3,290,000
Impairment loss								0	0	11,690,000
Net cash proceeds from sale of vessels								$ 89,988,000	71,224,000	232,956,000
Assumed annual increase in management fees								3.00%
Utilization rate of fleet								99.70%
Amortization of deferred financing cost								$ 3,501,000	3,183,000	7,275,000
Amortization of dry dock and special survey costs								2,837,000	1,532,000	1,979,000
Accumulated amortization of dry dock and special survey								4,995,000	2,222,000
Profit sharing arrangement								7,603,000	32,060,000	6,710,000
Revenue for vessels operating in pooling arrangements, net of expenses								50,832,000	43,406,000	16,974,000
Stock based compensation								864,000	2,362,000	5,254,000
Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Series D Convertible Preferred Stock								0	0	12,000,000
Fair value of preferred stock								$ 0	0	12,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000	$ 3,000,000
Preferred stock - dividend rate percentage								6.00%
Convertible preferred stock - terms of conversion								The Series D Preferred Stock mandatorily converted into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock had the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock.
Preferred Stock, Redemption Terms								Navios Acquisition was obligated to redeem the Series D Preferred Stock (or converted common shares) at holder's option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments. Beginning 18 months and no later than 60 months after the issuance of the preferred stock, the holder can exercise the option to request the redemption of up to 250 shares of preferred stock (or such number that has been converted to common shares) on a quarterly basis.
Mandatory conversion at maturity (30 months after issuance) | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock - Conversion price								$ 10
Conversion prior maturity dates | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred stock - Conversion price								$ 7
Shinyo Splendor
Related Party Transaction [Line Items]
Impairment loss	$ 10,718,000
Net cash proceeds from sale of vessels		$ 18,315,000
Long Lived Assets
Related Party Transaction [Line Items]
Impairment loss								$ 0	0	$ 10,718,000
Amendment of Management Agreement
Related Party Transaction [Line Items]
Maturity date of agreement								May 29, 2018
Amendment of Management Agreement | MR2 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 6,350
Duration of agreement			2 years
Amendment of Management Agreement | MR2 Chemical Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 6,350
Duration of agreement			2 years
Amendment of Management Agreement | LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 7,150
Duration of agreement			2 years
Amendment of Management Agreement | VLCC
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings			$ 9,500
Duration of agreement			2 years
Extended Management Agreement | MR2 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				$ 6,000
Extended Management Agreement | MR2 Chemical Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				6,000
Extended Management Agreement | LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				7,000
Extended Management Agreement | VLCC
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				$ 9,500
Advances of certain counterparties for working capital purposes
Related Party Transaction [Line Items]
Other long-term assets								$ 900,000	$ 1,920,000
Minimum
Related Party Transaction [Line Items]
Interval between vessel drydockings / special surveys								30 months
Maximum
Related Party Transaction [Line Items]
Interval between vessel drydockings / special surveys								60 months
Restricted Stock
Related Party Transaction [Line Items]
Restricted shares outstanding								0	700,005
Vested during the period					700,005	700,001	699,994
Employee Stock Option
Related Party Transaction [Line Items]
Stock options vested					500,000	500,000	500,000
Stock options weighted average period of recognition								6 years 9 months 24 days